Reconciliation of Estimated Income Tax Expense at Indian Statutory Income Tax Rate to Income Tax Expense (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Loss before income taxes and equity in net loss of equity method investee	$ (11,549,781)	$ (7,395,955)	$ (5,769,028)
Indian statutory income tax rate	32.445%	32.445%	33.218%
Adjustments to reconcile expected income tax expense to reported income tax expense:
Expected income tax expense (benefit)	(3,747,327)	(2,399,618)	(1,916,356)
Employee stock-based compensation	245,313	298,428	185,741
Valuation allowance recognised during the year	3,060,830	2,337,757	1,805,725
Goodwill Impairment	648,900
Tax in foreign jurisdictions	(142,710)	(52,715)	(26,208)
Earnings (loss) of equity method investees	27,354	(69,995)	(260,996)
Others	(125,608)	(48,302)	229,373
Income tax (benefit) expense	$ (33,248)	$ 65,555	$ 17,279